J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
August 5, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of
JPMorgan Fundamental Data Science Large Core ETF,
JPMorgan Fundamental Data Science Mid Core ETF and
JPMorgan Fundamental Data Science Small Core ETF (the “Funds”)
File Nos. 333-191837 and 811-22903
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information of the Funds do not differ from the prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 450 (Amendment No. 452 under the Investment Company Act of 1940, as amended) filed electronically on August 1, 2024.
Please contact the undersigned at 614-213-4020 or elizabeth.a.davin@jpmorgan.com if you have any questions.
Very truly yours,
/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary